PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2021
Prepayments And Other Current Assets
SCHEDULE OF PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consisted of the following:

	June 30, 2021	December 31, 2020
Vendor prepayments	$614	$4
Prepaid insurance	1,672	58
Prepaid patent expense	676	529
Prepaid research	785	1,443
Other prepayments	366	360
VAT receivables	885	1,263
Other assets – goods to be consumed in R&D activities	420	398
	$5,418	$4,055